Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 16,115	$ 14,184
Changes in cash flows	53,529	1,283
Foreign exchange adjustments	(2,631)	604
Acquisition lease	906	38
Other changes	2	6
Remeasurement	(47)
Balance at December 31	67,874	16,115
Interest-bearing loans and borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	13,781	11,356
Changes in cash flows	54,161	1,869
Foreign exchange adjustments	(2,555)	556
Balance at December 31	65,387	13,781
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	2,334	2,828
Changes in cash flows	(632)	(586)
Foreign exchange adjustments	(76)	48
Acquisition lease	906	38
Other changes	2	6
Remeasurement	(47)
Balance at December 31	$ 2,487	$ 2,334